Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	December 31, 2023			December 31, 2022
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$403,180	$(300,780)	$102,400	$387,603	$(283,671)	$103,932
Patents	19,396	(10,246)	9,150	17,508	(8,970)	8,538
Trademarks and trade names	22,286	(15,936)	6,350	16,278	(14,030)	2,248
Customer relationships	102,520	(92,639)	9,881	93,609	(86,925)	6,684
Capitalized software development costs	4,367	(4,367)	—	7,066	(7,066)	—
	$551,749	$(423,968)	$127,781	$522,064	$(400,662)	$121,402

Schedule of estimated amortization expense relating to intangible assets

Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2024	$23,476
2025	21,000
2026	20,923
2027	20,083
2028	15,927
2029 and Thereafter	26,372
Total	$127,781